Long-term Debt and Capital Lease Obligations	3 Months Ended
Mar. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

5. Long-Term Debt and Capital Lease Obligations

At March 31, 2014 and December 31, 2013, long-term debt and capital lease obligations consisted of the following:

	March 31, 2014	December 31, 2013

2012 Credit Agreement	$2,910,561	$2,707,145
Senior Notes	4,825,384	4,824,753
Euro Notes	46,535	46,545
European Investment Bank Agreements (1)	-	193,074
Accounts receivable facility	419,250	351,250
Capital lease obligations	24,875	24,264
Other	90,825	111,259
Long-term debt and capital lease obligations	8,317,430	8,258,290
Less current maturities	(301,275)	(511,370)
Long-term debt and capital lease obligations, less current portion	$8,016,155	$7,746,920

(1) The remaining two loans under the European Investment Bank Agreements were repaid on their maturity in February 2014.

	March 31, 2014	December 31, 2013

2012 Credit Agreement	$2,910,561	$2,707,145
Senior Notes	4,825,384	4,824,753
Euro Notes	46,535	46,545
European Investment Bank Agreements (1)	-	193,074
Accounts receivable facility	419,250	351,250
Capital lease obligations	24,875	24,264
Other	90,825	111,259
Long-term debt and capital lease obligations	8,317,430	8,258,290
Less current maturities	(301,275)	(511,370)
Long-term debt and capital lease obligations, less current portion	$8,016,155	$7,746,920

(1) The remaining two loans under the European Investment Bank Agreements were repaid on their maturity in February 2014.

2012 Credit Agreement

The following table shows the available and outstanding amounts under the 2012 Credit Agreement at March 31, 2014 and at December 31, 2013:

	Maximum Amount Available March 31, 2014		Balance Outstanding March 31, 2014

Revolving Credit USD	$600,000	$600,000	$336,469	$336,469
Revolving Credit EUR	€500,000	$689,400	€90,000	$124,092
Term Loan A	$2,450,000	$2,450,000	$2,450,000	$2,450,000
		$3,739,400		$2,910,561

	Maximum Amount Available December 31, 2013		Balance Outstanding December 31, 2013

Revolving Credit USD	$600,000	$600,000	$138,190	$138,190
Revolving Credit EUR	€500,000	$689,550	€50,000	$68,955
Term Loan A	$2,500,000	$2,500,000	$2,500,000	$2,500,000
		$3,789,550		$2,707,145

Accounts Receivable Facility

The following table shows the available and outstanding amounts under the account receivable facility at March 31, 2014 and at December 31, 2013:

	Maximum Amount Available(1)		Balance Outstanding
	March 31, 2014	December 31, 2013	March 31, 2014	December 31, 2013

Accounts Receivable Facility	$800,000	$800,000	$419,250	$351,250

(1) Subject to availability of sufficient accounts receivable meeting funding criteria.

The Company also had letters of credit outstanding under the accounts receivable facility in the amount of $65,622 as of March 31, 2014 and December 31, 2013. These letters of credit are not included above as part of the balance outstanding at March 31, 2014 and December 31, 2013; however, they reduce available borrowings under the accounts receivable facility.